Investments - Investment income earned and investment expenses incurred (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Investment Income [Line Items]
Gross investment income		$ 1,670	$ 1,488	$ 1,386
Investment expenses		(13)	(10)	(10)
Net investment income		1,657	1,478	1,376
Fixed maturities
Net Investment Income [Line Items]
Gross investment income		1,450	1,342	1,248
Equity securities
Net Investment Income [Line Items]
Gross investment income		30	21	24
Equity in earnings of partnerships and similar investments
Net Investment Income [Line Items]
Gross investment income		96	37	22
Mortgage loans
Net Investment Income [Line Items]
Gross investment income		45	46	47
Policy loans
Net Investment Income [Line Items]
Gross investment income		10	11	11
Real estate and other
Net Investment Income [Line Items]
Gross investment income		26	31	34
Accounting Standards Update 2016-01 | Equity securities
Net Investment Income [Line Items]
Gross investment income	[1]	$ 13	$ 0	$ 0

[1]	As discussed in Note A — “Accounting Policies — Investments,” GALIC adopted guidance in January 2018 that requires all equity securities other than those accounted for under the equity method to be reported at fair value with holding gains and losses recognized in net earnings. Although the change in the fair value of the majority of GALIC’s equity securities is recorded in realized gains (losses) on securities, GALIC records holding gains and losses in net investment income on equity securities classified as “trading” under the previous guidance and on a small portfolio of limited partnership and similar investments that do not qualify for the equity method of accounting.